Investments Consolidated Variable Interest Entity and Other (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended																																				12 Months Ended			3 Months Ended
	Dec. 31, 2011	Sep. 24, 2011	Jun. 25, 2011	Mar. 26, 2011	Dec. 25, 2010	Sep. 25, 2010	Jun. 26, 2010	Mar. 27, 2010	Dec. 31, 2011		Dec. 25, 2010	Dec. 26, 2009		Dec. 31, 2011 BRI		Dec. 25, 2010 BRI		Dec. 26, 2009 BRI		Dec. 31, 2011 Grolsch		Dec. 25, 2010 Grolsch		Dec. 26, 2009 Grolsch		Dec. 31, 2011 Cobra		Dec. 25, 2010 Cobra		Dec. 26, 2009 Cobra		Dec. 31, 2011 Granville Island		Dec. 25, 2010 Granville Island		Dec. 26, 2009 Granville Island		Dec. 31, 2011 Parent Company [Member]	Dec. 25, 2010 Parent Company [Member]	Dec. 26, 2009 Parent Company [Member]	Dec. 31, 2011 MillerCoors	Dec. 25, 2010 MillerCoors	Dec. 26, 2009 MillerCoors	Dec. 28, 2008 MillerCoors	Dec. 31, 2011 Consolidation, Eliminations [Member]	Dec. 25, 2010 Consolidation, Eliminations [Member]	Dec. 26, 2009 Consolidation, Eliminations [Member]	Jun. 28, 2009 Cobra [Member]
Variable Interest Entity
Economic Interest (as a percent)																				49.00%																					42.00%	42.00%	42.00%	42.00%
Interest Purchased (as a percent)																																																50.10%
Total assets	$ 12,423.8				$ 12,697.6				$ 12,423.8		$ 12,697.6			$ 0	[1]	$ 0	[1]			$ 20.4	[1]	$ 14.1	[1]			$ 31.6	[1]	$ 32.7	[1]			$ 0	[1],[2]	$ 0	[1],[2]			$ 8,664.3	$ 8,632.2						$ (21,699.4)	$ (17,973.3)
Revenues	937.3	954.4	933.6	690.4	835.1	875.0	883.3	661.0	3,515.7	[3]	3,254.4	3,032.4	[3]	0	[4]	0	[4]	40.4	[4]	27.3	[4]	30.1	[4]	37.8	[4]	40.1	[4]	39.2	[4]	21.2	[4]	0	[2],[4]	0	[2],[4]	4.6	[2],[4]	28.2	22.4	25.9					(234.5)	(219.3)	(212.8)
Pre-tax income									$ 774.2		$ 809.0	$ 717.5		$ 0		$ 0		$ 0		$ 3.9		$ 4.3		$ 5.7		$ 6.9		$ 6.9		$ 1.9		$ 0	[2]	$ 0	[2]	$ 0.2	[2]	$ 605.2	$ 659.7	$ 725.8					$ (1,357.0)	$ (1,051.1)	$ (1,470.7)

[1]	Excludes receivables from the Company.
[2]	During the second quarter of 2010, we acquired 100% of the outstanding stock and, as a result, Granville Island is no longer classified as a VIE.
[3]	Represents intersegment sales from the U.K. segment to the MCI segment, which began in 2011.
[4]	Substantially all such sales for Grolsch are made to the Company, and as such, are eliminated in consolidation. The BRI revenues for 2009 represent the first two months prior to deconsolidation. Revenues for Cobra U.K. for the fiscal year 2009 reflect 6 months of activity.